Business combinations - Goodwill (Details) - GBP (£) £ in Thousands	4 Months Ended	13 Months Ended	14 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Feb. 29, 2024	Feb. 27, 2024	Aug. 03, 2023	Jun. 30, 2023		Jun. 09, 2023	May 10, 2023	Oct. 06, 2022	Jun. 30, 2022	Feb. 08, 2022
Disclosure of detailed information about business combination [line items]
Goodwill	£ 515,724	£ 515,724	£ 515,724				£ 239,249	[1]
GalaxE
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	241,266	241,266	241,266	£ 241,266
Fair value of net assets acquired	10,980	10,980	10,980	£ 27,200
Goodwill	252,246	252,246	252,246
Adjustments to identifiable net assets	(16,220)
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	55,879	55,879	55,879						£ 57,148
Fair value of net assets acquired	(11,775)	(11,775)	(11,775)						(11,513)
Goodwill	44,104	44,104	44,104						£ 45,635
Adjustments to consideration transferred		(1,269)
Adjustments to identifiable net assets		(262)
Adjustments to goodwill		(1,531)
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	15,069	15,069	15,069							£ 15,099
Fair value of net assets acquired	(2,341)	(2,341)	(2,341)							(2,333)
Goodwill	£ 12,728	£ 12,728	12,728							£ 12,766
Adjustments to consideration transferred			(30)
Adjustments to identifiable net assets			(8)
Adjustments to goodwill			£ (38)
Lexicon
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value											£ 49,293
Fair value of net assets acquired											(5,243)
Goodwill							£ 44,100				£ 44,050
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value													£ 15,031
Fair value of net assets acquired													(2,251)
Goodwill												£ 12,800	£ 12,780
EQ Tek
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					£ 14,824
Fair value of net assets acquired					(1,499)
Goodwill					£ 13,325
TLM
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						£ 8,333
Fair value of net assets acquired						6,027
Goodwill						£ 14,360

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).